Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus
Performan
ce
As required by Item 402(v) of Regulation
S-K
under the Securities Exchange Act of 1934, we are providing the following information about the relationship between compensation actually paid (“CAP”) as calculated pursuant to Item 402(v) and performance. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K and does not necessarily reflect value actually realized by the executives or how the Compensation Committee evaluates compensation decisions in light of company or individual performance. For further information concerning HII’s variable pay-for-performance
philosophy and how the company aligns executive compensation with the company’s performance, see “Compensation Discussion and Analysis” above.

							Value of Initial Fixed $100 Investment Based On:

Year (a)	Summary Compensation Table Total for first PEO 1 (b)	Summary Compensation Table Total for second PEO 1 (b)	Compensation Actually Paid to first PEO 2 (c)	Compensation Actually Paid to second PEO 2 (c)	Average Summary Compensation Table Total for Non-PEO NEOs 3 (d)	Average Compensation Actually Paid to Non-PEO NEOs 4 (e)	Total Shareholder Return 5 (f)	Peer Group Total Shareholder Return 6 (g)	Net Income (millions) 7 (h)	EBITDAP (millions) 8 (i)
2022	$7,742,266	$3,635,247	$9,452,779	$7,011,842	$2,664,383	$3,286,545	$98	$104	$579	$1,060
2021	$7,714,067	n/a	$10,473,486	n/a	$2,769,626	$3,287,420	$78	$109	$544	$972
2020	$6,440,417	n/a	$1,676,179	n/a	$3,077,970	$1,219,510	$70	$106	$696	$796

1
During 2022, two individuals served as HII’s Principal Executive Officer (“PEO”). The first PEO included in the table for 2022 is Christopher D. Kastner, and the second PEO is C. Michael Petters. The PEO for 2021 and 2020 is Mr. Petters.

2
The dollar amounts reported in columns (c) represent the amount of CAP to the first PEO and the second PEO (for 2022), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:

  First PEO

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to First PEO
2022	$7,742,266	($4,399,840)	$6,253,480	($363,888)	$220,761	$9,452,779
2021	$7,714,067	($4,399,947)	$7,063,596	($503,926)	$599,697	$10,473,486
2020	$6,440,417	($4,399,962)	($37,104)	($915,344)	$588,172	$1,676,179
  Second PEO

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to Second PEO
2022	$3,635,247	($1,451,915)	$4,784,146	$0	$44,364	$7,011,842

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change in fair value as of the end of the applicable year from the end of the prior fiscal year of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
  First PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$5,051,057	$558,459	$0	$643,963	$0	$0	$6,253,480	*
2021	$4,685,308	$395,842	$0	$1,982,446	$0	$0	$7,063,596
2020	$3,274,130	($1,612,397)	$0	($1,698,837)	$0	$0	($37,104)

*	Does not total due to rounding.
  Second PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,666,812	$1,228,610	$0	$1,888,724	$0	$0	$4,784,146

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Kastner and Mr. Petters during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

  First PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$220,761	$0	$220,761
2021	$599,697	$0	$599,697
2020	$588,172	$0	$588,172

  Second PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$44,364	$0	$44,364
3
The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s NEOs as a group (excluding Mr. Kastner (for 2022) and Mr. Petters (for 2022, 2021, and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The NEOs for 2022 were Thomas E. Stiehle, Chad N. Boudreaux, Kara R. Wilkinson, and Jennifer R. Boykin. The NEOs for 2021 were Messrs. Kastner, Stiehle and Boudreaux, Ms. Boykin and Edgar A. Green III. The NEOs for 2020 were Mr. Kastner, Brian J. Cuccias, Mr. Green and Ms. Boykin.

4
The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Kastner (for 2022) and Mr. Petters (for 2022, 2021, and 2020). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to the total compensation for the non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The amounts presented are averages for the entire group of non-PEO NEOs:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,664,383	($1,237,455)	$1,942,396	($166,194)	$83,415	$3,286,545
2021	$2,769,626	($1,249,905)	$1,815,118	($123,925)	$76,507	$3,287,420	*
2020	$3,077,970	($1,237,314)	$13,173	($770,548)	$136,228	$1,219,510	*

*	Does not total due to rounding.

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,420,610	$270,648	$0	$251,138	$0	$0	$1,942,396
2021	$1,330,968	$93,198	$0	$390,952	$0	$0	$1,815,118
2020	$920,718	($453,429)	$0	($454,116)	$0	$0	$13,173

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$83,415	$0	$83,415
2021	$76,507	$0	$76,507
2020	$92,487	$43,741	$136,228

5
Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period.

6
Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Aerospace & Defense Select Industry Index.

7	The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.
8
EBITDAP is calculated as net earnings, plus interest, taxes, depreciation and amortization, less net pension/post retirement benefit expense. While the company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the company’s compensation programs, the company has determined that EBITDAP is the financial performance measure that, in the company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	EBITDAP
Named Executive Officers, Footnote [Text Block]	During 2022, two individuals served as HII’s Principal Executive Officer (“PEO”). The first PEO included in the table for 2022 is Christopher D. Kastner, and the second PEO is C. Michael Petters. The PEO for 2021 and 2020 is Mr. Petters.
Peer Group Issuers, Footnote [Text Block]	Represents the peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P Aerospace & Defense Select Industry Index.
Adjustment To PEO Compensation, Footnote [Text Block]	The following adjustments were made to the PEO’s total compensation for each applicable year to determine the compensation actually paid in accordance with SEC rules:
  First PEO

Year	Reported Summary Compensation Table Total for First PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to First PEO
2022	$7,742,266	($4,399,840)	$6,253,480	($363,888)	$220,761	$9,452,779
2021	$7,714,067	($4,399,947)	$7,063,596	($503,926)	$599,697	$10,473,486
2020	$6,440,417	($4,399,962)	($37,104)	($915,344)	$588,172	$1,676,179
  Second PEO

Year	Reported Summary Compensation Table Total for Second PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to Second PEO
2022	$3,635,247	($1,451,915)	$4,784,146	$0	$44,364	$7,011,842

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change in fair value as of the end of the applicable year from the end of the prior fiscal year of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date from the end of the prior fiscal year; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
  First PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$5,051,057	$558,459	$0	$643,963	$0	$0	$6,253,480	*
2021	$4,685,308	$395,842	$0	$1,982,446	$0	$0	$7,063,596
2020	$3,274,130	($1,612,397)	$0	($1,698,837)	$0	$0	($37,104)

*	Does not total due to rounding.
  Second PEO

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,666,812	$1,228,610	$0	$1,888,724	$0	$0	$4,784,146

(c)	The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Kastner and Mr. Petters during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

  First PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$220,761	$0	$220,761
2021	$599,697	$0	$599,697
2020	$588,172	$0	$588,172
  Second PEO

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$44,364	$0	$44,364

Non-PEO NEO Average Total Compensation Amount	$ 2,664,383	$ 2,769,626	$ 3,077,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,286,545	3,287,420	1,219,510
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,664,383	($1,237,455)	$1,942,396	($166,194)	$83,415	$3,286,545
2021	$2,769,626	($1,249,905)	$1,815,118	($123,925)	$76,507	$3,287,420	*
2020	$3,077,970	($1,237,314)	$13,173	($770,548)	$136,228	$1,219,510	*

*	Does not total due to rounding.

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,420,610	$270,648	$0	$251,138	$0	$0	$1,942,396
2021	$1,330,968	$93,198	$0	$390,952	$0	$0	$1,815,118
2020	$920,718	($453,429)	$0	($454,116)	$0	$0	$13,173

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2022	$83,415	$0	$83,415
2021	$76,507	$0	$76,507
2020	$92,487	$43,741	$136,228

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and TSR/Peer TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and EBITDAP
Total Shareholder Return Vs Peer Group [Text Block]	Compensation Actually Paid and TSR/Peer TSR
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail under “Compensation Discussion and Analysis” above, HII’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures we used to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•	EBITDAP
•	Segment operating margin
•	Operating cash flow
•	Return on invested capital

Total Shareholder Return Amount	$ 98	78	70
Peer Group Total Shareholder Return Amount	104	109	106
Net Income (Loss)	$ 579,000,000	$ 544,000,000	$ 696,000,000
Company Selected Measure Amount	1,060	972	796
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDAP
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Segment operating margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on invested capital
Christopher D. Kastner [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,742,266
PEO Actually Paid Compensation Amount	$ 9,452,779
PEO Name	Christopher D. Kastner
C. Michael Petters [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,635,247	$ 7,714,067	$ 6,440,417
PEO Actually Paid Compensation Amount	$ 7,011,842	10,473,486	1,676,179
PEO Name	C. Michael Petters
PEO [Member] | Christopher D. Kastner [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,051,057
PEO [Member] | Christopher D. Kastner [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	558,459
PEO [Member] | Christopher D. Kastner [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Christopher D. Kastner [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	643,963
PEO [Member] | Christopher D. Kastner [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Christopher D. Kastner [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Christopher D. Kastner [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,399,840)
PEO [Member] | Christopher D. Kastner [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,253,480
PEO [Member] | Christopher D. Kastner [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(363,888)
PEO [Member] | Christopher D. Kastner [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	220,761
PEO [Member] | Christopher D. Kastner [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	220,761
PEO [Member] | Christopher D. Kastner [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | C. Michael Petters [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,666,812	4,685,308	3,274,130
PEO [Member] | C. Michael Petters [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,228,610	395,842	(1,612,397)
PEO [Member] | C. Michael Petters [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | C. Michael Petters [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,888,724	1,982,446	(1,698,837)
PEO [Member] | C. Michael Petters [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | C. Michael Petters [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | C. Michael Petters [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,451,915)	(4,399,947)	(4,399,962)
PEO [Member] | C. Michael Petters [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,784,146	7,063,596	(37,104)
PEO [Member] | C. Michael Petters [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(503,926)	(915,344)
PEO [Member] | C. Michael Petters [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,364	599,697	588,172
PEO [Member] | C. Michael Petters [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	44,364	599,697	588,172
PEO [Member] | C. Michael Petters [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,420,610	1,330,968	920,718
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	270,648	93,198	(453,429)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	251,138	390,952	(454,116)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,237,455)	(1,249,905)	(1,237,314)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,942,396	1,815,118	13,173
Non-PEO NEO [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(166,194)	(123,925)	(770,548)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,415	76,507	136,228
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	83,415	76,507	92,487
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 43,741